The Prudential Insurance Company of America                                          Thomas C. Castano
                           Vice President and Corporate Counsel
Law Department

The Prudential Insurance Company of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-9750 fax: (973) 802-9560

May 1, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Prudential Variable Appreciable Account
(Registration No. 33-20000)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies:  (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 33 and (ii) that the text of Post-Effective Amendment No. 33 was filed electronically on April 13, 2010 (Accession No. 0000740870-10-000025).

By:           ________/s/________________________
Thomas C. Castano
Vice President and Corporate Counsel
The Prudential Insurance Company of America

via EDGAR